March 7, 2022

Via EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Transmittal Letter and Request for Selective Review
Principal Life Insurance Company Variable Life Separate Account (“PLIC")
Principal Variable Universal Life Income IV (“PLIC VULI IV”)
File Number: 811-05118
Initial Registration Statement on Form N-6 (the "Registration Statement")

Dear SEC Reviewer -

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, PLIC is filing with the Securities and Exchange Commission (the “Commission”) an initial registration statement on Form N-6 for PLIC VULI IV, a new variable life insurance policy. The filing contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C (including a form of Initial Summary Prospectus), and a signature page. PLIC will update various information in a subsequent filing prior to effectiveness, including, for example, underlying fund performance numbers, underwriter's commissions and underlying fund expenses.

PLIC VULI IV is very similar to a policy issued by the Principal National Life Insurance Company Variable Life Separate Account (“PNL”), the Principal Variable Universal Life Income IV Policy (“PNL VULI IV”), File Nos. 811-22589 and 333-232969, which was declared effective on October 28, 2019. PNL filed an amendment for PNL VULI IV under Rule 485A of the Securities Act on February 11, 2022 that includes disclosure revisions necessitated by changes to Form N-6 and summary prospectus rules adopted by the Commission. The PLIC VULI IV Registration Statement mirrors those disclosure and format changes.

The primary difference between the policies is that PLIC VULI IV is designed for use only in New York. PLIC represents that the material disclosure differences between the two policies are as follows:

•Generally. Due to PLIC VULI IV's intended use only in New York, disclosure regarding state-specific variations have been deleted. Disclosures have been revised to reflect New York requirements and remove disclosures that are inapplicable. (See free-look discussion and other changes outlined below).
•Death Proceeds. For PLIC VULI IV, death proceeds are paid in cash. Benefit payment options do not apply.
•Loan Value. "Loan value" is used as a reference term related to policy loans rather than "net policy value."
•Data Pages. For PLIC VULI IV, data pages are sent whenever a change is made to the policy.
•Change in Investment Policy. For PLIC VULI IV, if there is a change in investment policy of the separate account, the contract holder has the option to transfer division values to the fixed account.
•Cost of Insurance Rate. The factors on which the cost of insurance charge is based has been modified for PLIC VULI IV to reflect New York requirements.
•Statements used to Contest/Void a Policy. Language has been changed to reflect New York requirements.

•Reduced Paid-Up Benefit Option. This provision is unique to PLIC VULI IV.
•Life-Paid Up Rider. Language has been changed to reflect New York requirements.
•Suicide and Other Exclusions. Language has been changed to reflect New York requirements. Additionally, the hazardous sports exclusion is not applicable to PLIC VULI IV.
•Death Proceeds. Language related to proof of death and processing the claim has been changed to reflect New York Requirements.
•Death during Grace Period. Language has been changed to reflect New York requirements.
•Incontestability. Language has been changed to reflect New York requirements.

Because many of the substantive disclosures in the filing have been reviewed in with respect to the PNL VULI IV filing, and many of the updates related to Form N-6 were reviewed with respect to PLIC and PNL’s annual updates that went effective on May 1, 2021 for its products that are no longer offered to new customers, PLIC requests selective review of (1) the disclosures relevant to the limited differences between the two policies as described above and (2) the Initial Summary Prospectus and disclosures specific to currently-offered products that have not previously been reviewed by the Staff. See Release No.33-6510 (February 15, 1984).

Please call me at 515-235-1209 if you have any questions.

Sincerely,
/s/ Britney L. Schnathorst

Britney L. Schnathorst
Counsel, Registrant